UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Aristotle Fund, LP
Address:  33 Carroll Street
          Portland, ME  04102

Form 13F File Number: 028-12711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon Higgins
Title:
Phone:    203-328-7090

Signature, Place, and Date of Signing:

/s/ Sharon Higgins                Stamford, CT               11/09/12
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $110,937
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE


COLUMN 1                      COLUMN 2 COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
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                              Title of              Value     Shares or  SH  PUT  Investment   Other         Voting Authority
Name of Issuer                 Class    Cusip      (x$1000)   PRN Amount PRN CALL Discretion  Managers   Sole     / Shared  /  None
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information
Services                        COM    31620M106   $11,083    355,000    SH           SOLE       N/A   355,000
Fiserv Inc.                     COM    337738108    $5,996     81,000    SH           SOLE       N/A    81,000
Global Payments Inc.            COM    37940X102    $5,060    120,975    SH           SOLE       N/A   120,975
Green Mountain Coffee
Roasters Inc.                   COM    393122106    $1,899     80,000    SH           SOLE       N/A    80,000
Iconix Brand Group Inc.         COM    451055107   $43,565  2,388,480    SH           SOLE       N/A 2,388,480
Lowes Companies Inc.            COM    548661107   $43,334  1,433,000    SH           SOLE       N/A 1,433,000